Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, Before recognition	₩ (216,862)	₩ 163,892	₩ 54,969
Gain (loss) on valuation of hedge instruments (loss) liabilities, Before recognition	(42,510)	6,916	37,247
Remeasurements of net defined benefit liabilities, Before recognition	247,162	74,518	(77,382)
Share of Gain (loss) of associates and joint ventures, and others, Before recognition	(14,931)	(34,909)	25,538
Exchange differences on translation for foreign operations, Before recognition	23,316	683	(3,614)
Gain or loss on disposal of treasury stock, Before recognition	(59,308)	(15,657)	(27,786)
Total, Before recognition	(63,133)	195,443	8,972
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, Tax effect	58,288	(34,112)	(12,972)
Gain (loss) on valuation of hedge instruments (loss) liabilities, Tax effect	11,180	(1,644)	(9,860)
Remeasurements of net defined benefit liabilities, Tax effect	(65,733)	(18,696)	17,201
Share of Gain (loss) of associates and joint ventures, and others, Tax effect	3,748	9,097	(8,820)
Exchange differences on translation for foreign operations, Tax effect	(5,852)	(178)	948
Gain or loss on disposal of treasury stock, Tax effect	14,886	4,080	7,288
Total, Tax effect	16,517	(41,453)	(6,215)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, After recognition	(158,574)	129,780	41,997
Gain (loss) on valuation of hedge instruments (loss) liabilities, After recognition	(31,330)	5,272	27,387
Remeasurements of net defined benefit liabilities, After recognition	181,429	55,822	(60,181)
Share of Gain (loss) of associates and joint ventures, and others, After recognition	(11,183)	(25,812)	16,718
Exchange differences on translation for foreign operations, After recognition	17,464	505	(2,666)
Gain or loss on disposal of treasury stock, After recognition	(44,422)	(11,577)	(20,498)
Total other comprehensive income	₩ (46,616)	₩ 153,990	₩ 2,757